SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6-CAPITAL STRUCTURE

On October 31, 2016, the Company filed Amended and Restated Articles of Incorporation (“Restated Articles”) in connection with the designation and issuance of 56,441,036 shares of Series C Preferred Stock, that resulted in gross proceeds of $10.0 million. The Restated Articles also provide for the issuance of capital stock designated as “Class A Common Stock,” “Class B Common Stock,” “Common Stock” (collectively referred to as “Common Stock Securities”) and preferred stock designated as Series A, Series B and Series C (collectively referred to as “Preferred Stock”).

Common Stock

Voting Rights. The holders of Class A Common Stock, Class B Common Stock and Common Stock shall vote together as one class on all matters submitted to a vote of the stockholders. Each holder of Class B Common Stock is entitled to 15 votes for each share owned. Each holder of Class A Common Stock and Common Stock is entitled to one vote for each share owned. Additionally, as discussed below, each holder of convertible Preferred Stock is entitled to vote on an as converted basis.

Conversion. Each share of Class B Common Stock is convertible into one share of Class A Common Stock at the option of the holder at any time, or automatically into one share of Class A Common Stock at the earliest of:

•	Date specified by affirmative vote of the holders of at least two-thirds of the outstanding shares of Class B Common Stock, voting as a single class;

•	Transfer of such share, except permitted transfers as defined;

•	Immediate conversion upon the death or incapacity of the owner of Class B Common Stock; or

•	Conversion upon death or incapacity of both of the Company’s co-founders, and when there has been no designated proxy holder.

The shares of Class B Common Stock will convert automatically into Class A Common Stock on the date on which the number of outstanding shares of Class B Common Stock represents less than 10% of the aggregate combined number of outstanding shares of Class A Common Stock and Class B Common Stock. Following the conversion of all outstanding shares of Class B Common Stock into Class A Common Stock, the Class A Common Stock will then automatically convert into a single class designated as Common Stock. Upon conversion, no further shares of Class A Common Stock or Class B Common Stock will be issued. Upon issuance, the shares of Common Stock will have rights identical to Class A Common Stock.

Transfer of Shares. During 2014, a partnership owned 331,928 shares of the Company’s Class B Common Stock. During 2014, the partnership made a distribution of these shares to its partners. Pursuant to the Company’s articles of incorporation, the transferred shares converted into shares of Class A Common Stock.

Preferred Stock

Summary. Presented below is a summary by series of the authorized, issued and outstanding shares, the net carrying values, and the liquidation preferences of Preferred Stock as of December 31, 2015 and 2016 (in thousands):

	Number of Shares(1)		Carrying Value(2)		Liquidation Preference(3)
Series of Preferred Stock	2015	2016	2015	2016	2015	2016
A	5,500	5,500	$493	$493	$550	$550
B	38,545	38,545	9,142	9,142	10,000	10,000
C	-	56,441	-	9,907	-	10,001

Total	44,045	100,486	$9,635	$19,542	$10,550	$20,551

(1)	Represents the number of shares by series that are authorized, issued and outstanding.

(2)	The carrying value for each series of Preferred Stock is net of incremental and direct professional fees and other costs incurred in connection with the original issuance.

(3)
In the event of a liquidation, sale, dissolution, change of control, or winding up of the Company, whether voluntary or involuntary, the holders of Preferred Stock are entitled to receive, prior and in preference to the holders of Common Stock Securities, any distribution of the assets of the Company in an amount equal to the sum of (i) the original issuance price of $0.1000 for Series A, $0.2594 for Series B, and $0.1772 for Series C Preferred Stock, and (ii) all declared but unpaid dividends on such share of Preferred Stock (collectively, the “Liquidation Preference”). In the event funds are insufficient to make a complete distribution to all holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata among the holders of each series of Preferred Stock so that each holder receives the same percentage of the applicable preferential amount. After full payment of the Liquidation Preference has been made to the holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata to the holders of Common Stock Securities based on the number of shares of Common Stock Securities held by each common stockholder.

Conversion, Ownership and Voting Rights. Each share of Preferred Stock is immediately convertible at the option of the holder into shares of Class A or Class B Common Stock. Presented below are the respective conversion prices applicable to each series of Preferred Stock, the number of shares of Class A or Class B Common Stock into which each series of Preferred Stock is convertible, and the respective ownership and voting percentages by series on an as converted basis as of December 31, 2016 (in thousands, except conversion prices and percentages):

		Conversion Rights				As Converted Basis
	Liquidation	Conversion	Number of Shares of Common Stock(2)			Ownership	Voting
Series of Preferred Stock	Preference	Price(1)	Class A	Class B	Total	Percentage (3)	Power (4)
A	$550	$0.1000	-	5,500	5,500	2.7%	3.7%
B	10,000	$0.2594	-	38,545	38,545	19.1%	25.9%
C	10,001	$0.1772	56,441	-	56,441	27.9%	2.5%

Total	$20,551		56,441	44,045	100,486	49.7%	32.1%

(1)
The conversion rates for each series of Preferred Stock are initially equal to the original issuance price per share, subject to future adjustment for the effect of any stock split, stock dividend, or similar event. The conversion rates are also subject to anti-dilution adjustments in the event the Company subsequently issues equity securities at an issuance price, or equity-derived securities at a conversion price, below the original issuance price per share of the Preferred Stock. The Series B holders agreed to forego their right to anti-dilution protection upon issuance of the Series C Preferred, although such rights remain in effect for any future issuances. Additionally, if the Company subsequently issues any equity or equity-derived securities, the holders of Series B and Series C Preferred Stock have the right to convert their shares to such securities at any time prior to the earlier of (i) completion of a qualified IPO (defined below), or (ii) October 28, 2018.

Conversion of the Preferred Stock is automatic upon (i) a firm commitment for an underwritten qualified public offering (“Qualified IPO”) of Class A Common Stock at a per share price that reflects an equity valuation for the Company of at least $300.0 million and with gross proceeds from the Qualified IPO of at least $60 million, or (ii) at the election of holders of a majority of the voting power of the outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis. If the Company completes a Qualified IPO at a price reflecting an equity valuation that is less than $300.0 million, the conversion prices of the Series A and Series B Preferred Stock will be adjusted to an amount derived as if the equity valuation was $300.0 million. The Company has reserved 56,441,036 shares of its Class A Common Stock and 44,045,460 shares of its Class B Common Stock for issuance upon conversion of the Preferred Stock.

(2)	Computed by dividing the aggregate liquidation preference by the applicable conversion price applicable to each series of Preferred Stock.

(3)
Represents the aggregate ownership percentage by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate ownership is 47.0%.

(4)
Represents the aggregate voting power by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. Specifically, (i) the holders of Series A and Series B Preferred Stock are entitled to 15 votes for each share of Class B Common Stock into which their shares of Preferred Stock are convertible, and (ii) the holders of Series C Preferred Stock are entitled to one vote for each share of Class A Common Stock into which their shares of Preferred Stock are convertible. So long as at least 3,750,000 shares of Preferred Stock remain outstanding, the holders of the Series A and Series B Preferred Stock, voting as a single class, are entitled to elect one member to the Company’s board of directors. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate voting power is 28.4%.

The holders of Series B and Series C Preferred Stock vote as a single class on an as-converted basis with respect to certain protective provisions, including approval for (i) a merger, acquisition or sale of substantially all assets of the Company, (ii) a voluntary liquidation or dissolution of the Company, (iii) the acquisition or disposal of another business or assets having a value in excess of $0.5 million, (iv) the ability to incur indebtedness in excess of $0.5 million unless the Board of Directors unanimously approves, and (v) the ability to declare or pay dividends on any class of the Company’s capital stock.

Redemption Events. A liquidation or winding up of the Company, a greater than 50% change in control, payment of aggregate dividends in excess of $20.0 million, or a sale of substantially all of its assets would constitute redemption events under the Restated Articles. Upon a redemption event, holders of Preferred Stock are entitled to demand cash settlement of the Liquidation Preference associated with their shares. The owners of Common Stock Securities can elect the majority of the Company’s Board of Directors, which is required to approve all events that might trigger a redemption event. Due to ownership and voting control by the current holders of Common Stock Securities, the ability to avoid events that could trigger redemption of Preferred Stock is solely within the control of the Company.

Beneficial Conversion Feature. At the date of issuance of the Series C Preferred Stock, the fair value of the Company’s Class A Common Stock exceeded the $0.1772 issuance price per share of the Series C Preferred Stock. The fair value of the shares of Class A Common Stock into which the shares of Series C Preferred Stock were immediately convertible had a fair value more than $10.0 million greater than the cash consideration received for the issuance of the Series C Preferred Stock, resulting in the recognition of a beneficial conversion feature that was equal to the aggregate Series C Preferred Stock issuance price of $10.0 million. Accordingly, deemed dividends of $10.0 million are reflected as an adjustment to the net loss attributable to the holders of Class A and Class B Common Stock for purposes of the calculation of earnings per share. Deemed dividends reflecting the beneficial conversion feature are treated as an increase in additional paid-in capital with a corresponding reduction in additional paid-in capital in the accompanying consolidated statement of stockholders’ deficit for the year ended December 31, 2016.

Dividends

The holders of Class A Common Stock, Class B Common Stock and Common Stock shall be treated equally on a per share basis with respect to dividends or distributions paid in cash by the Company. However, if dividends are declared in the form of shares, such distribution of shares shall be based on the class of Common Stock Securities owned at the date such dividend is declared.

The holders of Preferred Stock are entitled to dividends per share at the annual rate of 8.0% of the initial issuance price. The right to receive dividends is not cumulative. Accordingly, dividends are payable when, as, and if declared by the Board of Directors, and subject to the rights of the holders of other classes of capital stock. The Company is not permitted to pay dividends in cash related to Preferred Stock and Common Stock Securities pursuant to the terms of the Credit Facility discussed in Note 5. Notwithstanding current restrictions, dividends are only permitted to be declared and paid if the Company complies with certain financial metrics prescribed in the Restated Articles. If the Board of Directors declares dividends, two-thirds of such dividends are required to be allocated to the holders of Preferred Stock and one-third to the holders of Common Stock Securities. No dividends have been declared through December 31, 2016.

GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7. SHAREHOLDERS’ EQUITY

Preferred Shares – After giving retroactive effect for the domestication discussed in Note 1, the Company is authorized to issue 100,000,000 preferred shares with a par value of $0.0001 per share in one or more series. The Company’s board of directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. At September 30, 2017 and December 31, 2016, there were no preferred shares designated, issued or outstanding.

Common Stock – After giving retroactive effect for the domestication discussed in Note 1, the Company is authorized to issue up to 1,000,000,000 shares of common stock, with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At September 30, 2017, there were 5,726,251 shares issued and outstanding (excluding 14,283,525 shares subject to possible redemption). At December 31, 2016, there were 5,649,918 shares issued and outstanding (excluding 15,912,582 shares subject to possible redemption).

Warrants – Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on November 9, 2017; provided that the Company has an effective registration statement under the Securities Act covering the shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or such purchasers’ permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The exercise price and number of shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. Accordingly, the warrants may expire worthless.

NOTE 7. SHAREHOLDERS’ EQUITY

Preferred Shares - The Company is authorized to issue 20,000,000 preferred shares with a par value of $0.0001 per share in one or more series. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series. At December 31, 2016, there are no preferred shares designated, issued or outstanding.

Ordinary Shares - The Company is authorized to issue up to 400,000,000 ordinary shares, with a par value of $0.0001 per share. Holders of the Company’s ordinary shares are entitled to one vote for each share. At December 31, 2016, there were 5,649,918 ordinary shares issued and outstanding (excluding 15,912,582 ordinary shares subject to possible redemption).

Warrants - Public Warrants may only be exercised for a whole number of ordinary shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions.

Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or such purchasers’ permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. Accordingly, the warrants may expire worthless.